FINANCIAL INCOME (LOSS), NET (Tables)	6 Months Ended
Jun. 30, 2013
FINANCIAL INCOME (LOSS) [Abstract]
Schedule of Financial Income (Loss), Net
	Six months ended June 30,
	2013	2012

Interest income	$82	$190
Change in fair value of Exchange Option and embedded derivatives and outstanding options to non-employee within research and development funding arrangements	571	1,313
Financial income from selling of Evogene shares	1,453	-
Exchange rate differences and others	164	(171)

Financial income, net	$2,270	$1,332